UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

             Report for the Calendar Year or Quarter Ended: 6/30/06

If Amendment report Check here:     |X|                 Amendment Number: ______

This Amendment (Check only one):    |X| is a restatement
                                    |_| adds new holdings entries.

Levy Harkins & Co., Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

570 Lexington           Ave. 27FL          New York            NY          10022
--------------------------------------------------------------------------------
Business Address        (Street)            (City)           (State)       (Zip)

13F File Number: 28- 06421

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Lucia LoScalzo              Office Manager                  212-888-3030
--------------------------------------------------------------------------------
Name                        (Title)                           (Phone)


                                                    /s/ Lucia LoScalzo
                                           -------------------------------------
                                             (Manual Signature of Person Duly
                                             Authorized to Submit This Report)

                                              570 Lexington Avenue NYC 10022
                                           -------------------------------------
                                                (Place and Date of Signing)

Report Type:

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           19

Form 13F Information Table Value Total:    $ 284,328
                                          (thousands)

List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

   13F File No.:     Name:                   13F File No.:     Name:
   ---------------   ------------------      ---------------   -----------------
1. 28-                                    6.
   ---------------   ------------------      ---------------   -----------------
2.                                        7.
   ---------------   ------------------      ---------------   -----------------
3.                                        8.
   ---------------   ------------------      ---------------   -----------------
4.                                        9.
   ---------------   ------------------      ---------------   -----------------
5.                                        10.
   ---------------   ------------------      ---------------   -----------------

             I                      II             III           IV           V          VI           VII              VIII
Name of Issuer                Title of Class   CUSIP         Valuex$1000   Shares    Discretion   Other Manag.   Voting Authority
---------------------------   --------------   -----------   -----------   -------   ----------   ------------   ----------------
American Express              COM              025816 10 9      17,657     331,777   Sole         None           None
Berkshire Hathaway            CL B             084670 20 7      22,403       7,362   Sole         None           None
Bear, Stearns & Co.           COM              073902 10 8      44,764     319,562   Sole         None           None
Boeing Company                COM              097023 10 5      12,334     150,578   Sole         None           None
Cabot Corporation             COM              127055 10 1      11,944     345,991   Sole         None           None
Countrywide Financial Co.     COM              222372 10 4      22,335     586,527   Sole         None           None
Echostar Comm.                CL A             278762 10 9      23,579     765,319   Sole         None           None
Ethan Allen Interiors         COM              297602 10 4       7,798     213,351   Sole         None           None
Fidelity National Fin.        COM              316326 10 7      19,467     499,785   Sole         None           None
Fidelity National Title Gr.   COM              31620R 10 5       4,510     229,263   Sole         None           None
Geron Corporation             COM              374163 10 3       6,389     925,890   Sole         None           None
Goodrich Corp                 COM              382388 10 6       1,383      34,325   Sole         None           None
Intrawest Corp.               COM              460915 20 0       6,797     213,350   Sole         None           None
Moody's Corporation           COM              615369 10 5      19,425     356,686   Sole         None           None
Nike Inc.                     CL B             654106 10 3       9,143     112,875   Sole         None           None
Qualcomm Inc.                 COM              747525 10 3      19,687     491,324   Sole         None           None
Regis Corp.-MINN              COM              758932 10 7       8,799     247,097   Sole         None           None
Scotts CO                     CL A             810186 10 6      16,006     378,225   Sole         None           None
Worldpoint Terminals          COM              981912 20 7       9,908     690,300   Sole         None           None